Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
A reconciliation of the changes in the carrying amount of the right-of-use assets is as follows:

	Land	Buildings	Vehicles	Equipment	Total
As at Dec. 31, 2021	68	20	1	6	95
Additions	36	—	1	3	40
Depreciation	(4)	(5)	—	(2)	(11)
Change in foreign exchange rates	2	—	—	—	2
As at Dec. 31, 2022	102	15	2	7	126
Additions	2	2	1	—	5
Depreciation	(5)	(5)	—	(2)	(12)
Change in foreign exchange rates	(2)	—	—	—	(2)
As at Dec. 31, 2023	97	12	3	5	117